UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA International Value Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1. Schedule of Investments.

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICES — 20.6%
BBA Aviation plc	47,207	$161,637
Brambles Ltd	9,400	69,129
G4S	28,554	124,495
LSL Property Services plc	76,936	338,518
Publicis Groupe	2,366	130,493
Sodexo	1,626	133,559
		$957,831
INDUSTRIAL PRODUCTS — 13.4%
ASSA ABLOY AB	6,004	$188,649
GEA Group Aktiengesellschaft	2,193	75,377
Koninklijke Philips Electronics N.V.	9,533	193,343
Legrand S.A.	4,543	167,243
		$624,612
CONSUMER NON-DURABLES — 8.2%
Britvic plc	32,044	$197,237
Diageo plc	7,690	184,868
		$382,105
TRADING & DISTRIBUTION — 6.2%
Atea ASA	19,653	$237,418
Wolseley plc	1,394	53,173
		$290,591
CONSUMER DURABLES — 4.9%
Daimler AG	2,909	$176,413
The Swatch Group Ltd	107	49,267
		$225,680
BASIC MATERIALS — 4.1%
Incitec Pivot Limited	58,024	$189,321

TECHNOLOGY— 3.8%
SAP AG	2,500	$174,860

SPECIALTY CHEMICALS — 3.1%
Givaudan S.A.	149	$143,650

HUMAN RESOURCES — 1.5%
Adecco S.A.	1,332	$69,818

TOTAL COMMON STOCKS — 65.8%		$3,058,468

DERIVATIVES/FUTURES
GBP Currency 01/09/14 (52,066 GBP @ 1.5365)*	52,066	$(3,306)
EUR Currency 01/09/14 (139,319 EUR @ 1.292)*	139,319	(5,893)
GBP Currency 01/09/14 (38,554 GBP @ 1.55627)*	38,554	(1,686)
EUR Currency 01/09/14 (67,635 EUR @ 1.33068)*	67,635	(245)
GBP Currency 01/09/14 (19,220 GBP @ 1.56091)*	19,220	(752)
GBP Currency 01/09/14 (50,956 GBP @ 1.56997)*	50,956	(1,530)
EUR Currency 01/09/14 (12,895 EUR @ 1.31835)*	12,895	(206)
TOTAL DERIVATIVES/FUTURES — (0.3)%		$(13,618)

TOTAL INVESTMENT SECURITIES — 65.5% (Cost $2,768,876)		$3,044,850

SHORT-TERM INVESTMENTS — 36.1% (Cost $1,675,000)
State Street Bank Repurchase Agreement — 0.01% 04/02/12 (Collateralized by $1,345,000 Face Amount U.S. Treasury Bond - 4.625% 2040, market value $1,711,046)	$1,675,000	$1,675,000

TOTAL INVESTMENTS — 101.6% (Cost $4,443,876) — NOTE 2		$4,719,850
Other assets and liabilities, net — (1.6)%		(75,693)
NET ASSETS — 100.0%		$4,644,157

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under guidelines adopted by authority of the Fund’s Board of Trustees.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$3,058,468	—	—	$3,058,468
Short-Term Investments	—	$1,675,000	—	1,675,000
	$3,058,468	$1,675,000	—	$4,733,468
Currency Forwards	$—	$(13,618)	—	$(13,618)
Total Investments	$3,058,468	$1,661,382	—	$4,719,850

Transfers of investments between different levels of the hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between levels 1, 2, or 3 during the period ended March 31, 2012.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$297,834
Gross unrealized depreciation:	(21,860)
Net unrealized appreciation:	$275,974

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 30, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 30, 2012